CHARLENE GRANT, ESQ.
Assistant Vice President
Variable Products & Fund Compliance
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
March 22, 2006
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company File No. 333-60461, Pacific Select Exec II Flexible Premium Variable Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the forms of supplement to prospectus dated May 1, 2005 and supplement to Statement of Additional Information dated May 1, 2005 for Pacific Select Exec II Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post-Effective Amendment No. 30 on Form N-6 which was filed electronically with the Commission on March 16, 2006.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant, Esq.